INCOME TAX (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current Tax:
PRC Income Tax Expense	¥ 83	¥ 7
Deferred tax expense	0
Tax expense (income), continuing operations	¥ 83	¥ 7